Accrual for Loss on Inventory Purchase Commitments (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accrual for Loss on Inventory Purchase Commitments
Provision for inventory purchase commitments		851,694
Accrual for potential losses on inventory firm purchase commitments	851,694